Shareholders' equity, net - Additional information (Details)				12 Months Ended
	Apr. 30, 2019	Mar. 29, 2019 USD ($) $ / shares	Jan. 15, 2017	Dec. 31, 2020 S/ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) S/ / shares $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 14, 2018 shares	Dec. 31, 2009 $ / shares	Jul. 11, 2003 $ / shares
Disclosure of Shareholders' equity, net [Line Items]
Trading frequency					5.00%		25.00%
Par value per share | $ / shares													$ 2.83	$ 0.54
Increase in legal reserves | $					$ 26,000		$ 53,000	$ 44,000
Dividends declared to non controlling interest | $					$ 5,140,000		$ 6,500,000	$ 5,560,000
Total number of common and investment shares outstanding					253,986,867		253,986,867	253,986,867
Quoted price per equity share | $ / shares						$ 19.30	$ 19.30				$ 20.92
Number of shares outstanding											350,056,012
Number of shares authorised											350,056,012
Number of shares issued											350,056,012
Dividend Declared | $		$ 150,000,000
Dividend Declared Per Share | $ / shares		$ 0.428503
Withholding Taxes Percentage	4.10%
Minimum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage					10.00%
Maximum
Disclosure of Shareholders' equity, net [Line Items]
Other capital reserve, Percentage					20.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Shareholders' equity, net [Line Items]
Withholding tax rate, Percent			5.00%
Common shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares				S/ 43.80		$ 47.77
Par value per share | S/ / shares				10.00
Number of shares outstanding											274,889,924
investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Market price per share | S/ / shares				16.00
Par value per share | S/ / shares				S/ 10.00
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares issued												63,922,565
Applicable Dividend Distribution Tax Rate									5.00%	6.80%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Shareholders' equity, net [Line Items]
Other equity contributions | $						$ 10,100,000	$ 10,100,000	$ 8,900,000			$ 11,500,000